SHARE CAPITAL (Details Narrative)												6 Months Ended	9 Months Ended
	Jul. 08, 2025 USD ($) $ / shares shares	Jan. 15, 2025 USD ($) $ / shares shares	Jan. 08, 2025 USD ($) $ / shares shares	Dec. 30, 2024 USD ($) $ / shares shares	Nov. 14, 2024 USD ($) $ / shares shares	Oct. 30, 2024 USD ($) $ / shares shares	Oct. 16, 2024 USD ($) $ / shares shares	Jun. 14, 2021 USD ($) $ / shares	Jun. 10, 2021 USD ($) Investor $ / shares shares	Feb. 17, 2021 USD ($) $ / shares	Feb. 12, 2021 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) shares	Sep. 30, 2025 shares
IfrsStatementLineItems [Line Items]
Warrants to purchase											127
Common stock price per share | $ / shares											$ 8,568
Proceeds from pricing of public offering | $											$ 2,100,000
Warrant life								5 years		5 years	5 years
Proceeds from offering | $											$ 1,860,000
Percentage of aggregate number of shares sold in offering											5.00%
Warrants exercise price per share | $ / shares											$ 10,704
Warrants exercisable term											6 months
Number of institutional accredited investors | Investor									3
Grant date								June 14, 2021		February 17, 2021
Share price at date of grant								7,560		10,680
Volatility								115.00%		107.00%
Dividend yield								0.00%		0.00%
Risk-free interest rate								0.80%		0.57%
Average fair value at grant date | $								$ 6,000		$ 8,496
CFO [member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants												13,814
Fair value of shares issued												13,814
Fair value of shares issued value | $												$ 100,000
Employees [member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants												145,009
Fair value of shares issued												145,009
Fair value of shares issued value | $												$ 914,620
Consultants [member]
IfrsStatementLineItems [Line Items]
Aggregate of warrants												267,620
Fair value of shares issued												267,620
Fair value of shares issued value | $												$ 1,575,844
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	60,000	5,424	6,903	8,876	8,503	43,750	1,294
Share issued price per share | $ / shares	$ 18.36	$ 17.7	$ 40.8	$ 40.8	$ 117.6	$ 91.2	$ 115.2
Proceeds from issuing shares | $	$ 1,100,000	$ 96,000	$ 135,000	$ 360,000	$ 1,000,000	$ 3,990,000	$ 150,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price at date of grant | $ / shares								$ 8,208		$ 8,568
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price at date of grant | $ / shares								$ 10,440		$ 10,704
Investor warrants [member]
IfrsStatementLineItems [Line Items]
Warrant life									5 years
Proceeds from offering | $									$ 3,180,285
Warrants exercise price per share | $ / shares									$ 8,208
Sale of warrants to purchase									127
Placement agent warrants [member]
IfrsStatementLineItems [Line Items]
Percentage of aggregate number of shares sold in offering									5.00%
Warrants exercise price per share | $ / shares									$ 10,440
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Common stock price per share | $ / shares									$ 8,352
Number of shares issued									127
Securities purchase agreement [member] | Investor warrants [member]
IfrsStatementLineItems [Line Items]
Closing price of common stock | $ / shares									$ 8,208